Debt and Convertible Loan Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Debt Discount and Original Issuance Costs

	March 31, 2018	December 31, 2017
Debt discount, beginning of period	$69,541	$152,617
Additional debt discount and debt issue cost	35,320	383,786
Amortization of debt discount and debt issue cost	(80,563)	(466,862)
Debt discount, end of period	$24,298	$69,541

The Company amortized $466,862 and $265,217 to interest expense during the years ended December 31, 2017 and 2016, as follows:

	2017	2016
Debt discount, beginning of period	$152,617	$—
Additional debt discount and debt issue cost	383,786	417,834
Amortization of debt discount and debt issue cost	(466,862)	(265,217)
Debt discount, end of period	$69,541	$152,617

Schedule of Debt Issue Costs

The following is a summary of the Company’s debt issue costs for the years ended December 31, 2017 and 2016:

	2017	2016
Debt discount, beginning of period	$—	$—
Additional debt discount	—	20,000
Amortization of debt discount	—	(20,000)
Debt discount, end of period	$—	$—